Stock Plans, Share-Based Payments and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	2,410,134	2,294,714
Shares, Options granted	352,519	237,315
Shares, Options forfeited or expired	(290,419)	(121,895)
Shares, Outstanding at end of year	2,472,234	2,410,134
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.28	$ 2.14
Weighted Average Exercise Price, Options granted	0.50	0.64
Weighted Average Exercise Price, Options forfeited or expired	2.45	3.27
Weighted Average Exercise Price, Outstanding at end of year	$ 0.96	$ 1.28